Supplement to the
Fidelity Advisor Total Bond Fund
Institutional Class
September 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

ATBI-04-01 October 30, 2004
1.807922.100

Supplement to the
Fidelity® Advisor
Ultra-Short Bond Fund
Institutional Class
September 29, 2004
Prospectus

The following information replaces similar information found under the heading "Buying Shares" beginning on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager or fund of fund mutual funds managed by third parties; and

AUSBI-04-01 October 30, 2004
1.806139.100